Convertible Notes: (Details Text) (USD $)	6 Months Ended	60 Months Ended
	Jun. 30, 2012	Jun. 15, 2012	May 31, 2007
Senior subordinated convertible notes		$ 102,347,000	$ 103,500,000
Convertible notes face value settled	16,900,000	1,153,000
Convertible notes settlement cost		452,000
The unsecured notes, bear interest at a rate of 5.50% annually, pay interest semi-annually in arrears and mature on June 15, 2022.		5.50%
Convertible notes terms		Key Indenture terms include: Any outstanding notes are convertible, at the option of the note holder, into Class A common shares of the Company at the initial conversion rate, subject to adjustment, of 132.626 shares per $1,000 principal amount (equivalent to a conversion price of $7.54). Unless there was continuing an event of default under the Company’s indenture, conversion could be affected at the Company’s option by delivering common shares, cash or a combination thereof. The note holders also had a one-time option (the “Put Option”) to require the Company to repurchase the notes on June 15, 2012, at a price equal to 100% of the principal amount of the notes plus accrued but unpaid interest, in whole or in part at the option of the Company, by delivering cash and/or common shares. Beginning on June 16, 2012, the Company, at its option, can redeem all or part of the notes for cash at a redemption price equal to 100% of the principal amount being redeemed plus accrued and unpaid interest. The covenants contained in the indenture are limited to administrative issues such as payments of interest, maintenance of office or agency location, delivery of reports and other related issues. Likewise, events of default are defined as failure to pay interest and principal amounts when due, default in the performance of covenants, failure to convert notes upon holder’s exercise of conversion rights and similar provisions or the Company’s failure to give notice of a fundamental change which is generally defined as events related to a change of control in the Company.
Put options surrendered		16,900,000
Interest paid on convertible notes for each of last three years	$ 5.6